Stockholders' Deficit - Schedule Of Share-Based Compensation Expense (Details) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	$ 2.8	$ 0.9	$ 5.3	$ 1.8	$ 17.2	$ 21.6
Losses and Loss Adjustment Expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	0.1	0.0	0.1	0.0	0.1	0.0
Insurance related expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	0.0	0.0	0.1	0.1	0.2	0.2
Technology and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	0.5	0.2	1.0	0.4	2.4	1.7
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	1.2	0.2	2.1	0.4	2.1	0.6
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	$ 1.0	$ 0.5	$ 2.0	$ 0.9	$ 12.4	$ 19.1